7. Advances Payable - Related Party	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 9. Advances Payable - Related Party

As of December 31, 2014, the Company owed Jay Rifkin a former officer and director of the Company, $250,000 for unpaid consulting fees accrued prior to the year ended 2011 and accrued interest of $31,318 accrued on advances made to the company prior to their conversion to promissory notes of the Company on June 30, 2013. These amounts were accrued in other current liabilities and accrued liabilities on the accompanying consolidated balance sheet at December 31, 2014. On January 2, 2015, the Company entered into a Payment of Debt and Release of Claims Agreement and paid the balance of this debt to Mr. Rifkin.